Subsequent Events	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Subsequent Events
25. SUBSEQUENT EVENTS
On January 4, 2021, the Directors of Arrival Group S.A. (now known as Arrival) resolved to increase the share capital of Arrival Group S.A. by EUR 4,265,114.40, to waive any preferential rights subscription rights (to the extent necessary), accept the subscription for the Preferred Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting in shares in Arrival with payment of a share premium in an aggregate amount of EUR 256,234,886.99 in the following numbers and proportions: 1) 13,098,240 ordinary shares by Hyundai Motor Company with a payment of a share premium in an amount of EUR 78,690,176.26, paid by a contribution in kind consisting of 23,466,673 preferred A convertible preference shares in Arrival S.à r.l., 2) 3,274,560 ordinary shares by Kia Motors Corporation with a payment of a share premium in an amount of EUR 19,672,543.21, paid by a contribution in kind consisting of 5,866,668 preferred A convertible preference shares in Arrival Luxembourg S.à r.l., 3) 1,637,280 ordinary shares by United Parcel Service General Services Co. with a payment of a share premium in an amount of EUR 9,836,272.00, paid by a contribution in kind consisting of 2,933,334 preferred A convertible preference shares in Arrival Luxembourg S.à r.l., 4) 8,186,400 ordinary shares by WCPF II Holdings Limited with a payment of a share premium in an amount of EUR 49,181,361.44, paid by a contribution in kind consisting of 14,666,671 preferred A convertible preference shares in Arrival Luxembourg S.à r.l. and 5) 16,454,664 ordinary shares by twelve BlackRock Funds with a payment of a share premium in an amount of EUR 98,854,534.08, paid by a contribution in kind consisting of 29,480,008 preferred A convertible preference shares in Arrival Luxembourg S.à r.l.. All contributions in kind represents a value in an aggregate amount of EUR 260,500,001.39.
On February 1, 2021, the Group entered into a prepayment agreement with LG Energy Solutions Ltd (“LG”). The agreement specifies that an amount of EUR 25,830,000 will be paid to LG and in return, LG has to build an assembly line for the manufacturing of cells at the specifications required by the Group. The assembly line will be determined by the Group and LG guarantees the supply of 82,000,000 cells to the Group.
On March 23, 2021, the Directors of Arrival Group S.A. resolved to increase the share capital of Arrival Group S.A. by EUR 49,118,385.60 and accept the subscription for the Ordinary Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting in shares in Arrival Luxembourg S.à r.l. with payment of a share premium in an aggregate amount of EUR 4,033,273,470.30 in the following numbers and proportions: 463,275,682 shares by Kinetik S.à r.l. with a payment of a share premium in an amount of EUR 3,858,887,655.60, paid by a contribution in kind consisting of 830,000,000 shares in Arrival Luxembourg S.à r.l., 20,935,750 shares by Arrival Luxembourg S.à r.l. with a payment of a share premium in an amount of EUR 174,385,814.70, paid by a contribution in kind consisting of 37,508,277 shares in Arrival S.à r.l. and 6,972,424 shares by Computershare Trustees (Jersey) Limited with a payment of a share premium in an amount of EUR 58,077,300.30, paid by a contribution in kind consisting of 12,491,723 shares in Arrival S.à r.l.. All contributions in kind represent a value in an aggregate amount of EUR 4,140,469,156.20.
On March 23, 2021, during the Extraordinary General Meeting of Arrival Group S.A. it was resolved to change the name of the company “Arrival Group” to “Arrival”, to reduce the share capital by an amount of EUR 30,000.00 by cancellation of 300,000 shares held by Arrival Luxembourg S.à r.l. and to allocate the amount of the capital reduction to a free reserve. Also, it was resolved to approve the employee participation schemes of Arrival in accordance with the rules of the Arrival Share Option Plan 2020, the Arrival Restricted Share Plan 2020 and the Arrival Incentive Compensation Plan.
On March 23, 2021, during the Extraordinary General Meeting of Arrival Luxembourg S.à r.l. it was resolved to change the name of the company “Arrival S.à r.l.” to “Arrival Luxembourg S.à r.l.”, to reclassify the existing 76,413,354 preferred A convertible preference shares into 76,413,354 ordinary shares and to reduce the corporate capital by an amount of EUR 239,091,338.50 to EUR 12,000.00 by cancellation of 956,365,354 ordinary shares with a nominal value of EUR 0.25 each, and to allocate the proceeds of such capital reduction to a free reserve.
On March 24, 2021, the Directors of Arrival S.A. resolved to increase the share capital of Arrival S.A. by EUR 7,232,226.70 so as to raise to an amount of EUR 60,615,726.70 by issuing 72,322,267 Merger New Shares with a nominal value of EUR 0.10 each having the same rights and privileges as the existing shares and to accept the subscription for the Merger New Shares by persons and entities (the “Subscribers”) and to accept payment for these new shares by contributions in kind consisting in all the class A common stock issued by CIIG Merger Corp. with a par value of USD 0.0001 per share (other than such class A common stock held in treasury by CIIG Merger Corp.) by the stockholders of CIIG Merger Corp. through the merger of ARSNL Merger Sub Inc. into CIIG Merger Corp. with payment of a share premium in an aggregate amount of EUR 602,413,453.14. All contributions in kind represent a value in an aggregate amount of EUR 609,645,679.84.
In March 2021, certain executive officers of the Group received a onetime bonus in connection with the successful merger with CIIG. With the money received, the executive officers settled the loans that they had with certain subsidiaries of the Company, prior to closing of the merger transaction and listing to a total nominal value of EUR 6,100,000.
Following the merger with CIIG, the listing on NASADAQ of Arrivals’ shares completed on March 25, 2021. This listing constituted an exit event condition of the share-based payment schemes (see note 21) and as such the options provided to the Wider Group Employees can be exercised up-on
completion of the
lock-up
period, which is 6 months as from the date of the listing subject to the vesting conditions having been met.

Arrival Group [Member]
Statements [Line Items]
Subsequent Events
11. SUBSEQUENT EVENTS
On January 4, 2021, the Directors of Arrival Group S.A. (previously Arrival Group S.A.) resolved to increase the share capital of Arrival Group S.A. by EUR 4,265,114.40, to waive any preferential rights subscription rights (to the extent necessary), accept the subscription for the Preferred Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting in shares in Arrival with payment of a share premium in an aggregate amount of EUR 256,234,886.99 in the following numbers and proportions: 1) 13,098,240 ordinary shares by Hyundai Motor Company with a payment of a share premium in an amount of EUR 78,690,176.26, paid by a contribution in kind consisting of 23,466,673 preferred A convertible preference shares in Arrival S.à r.l., 2) 3,274,560 ordinary shares by Kia Motors Corporation with a payment of a share premium in an amount of EUR 19,672,543.21, paid by a contribution in kind consisting of 5,866,668 preferred A convertible preference shares in Arrival Luxembourg S.à r.l., 3) 1,637,280 ordinary shares by United Parcel Service General Services Co. with a payment of a share premium in an amount of EUR 9,836,272.00, paid by a contribution in kind consisting of 2,933,334 preferred A convertible preference shares in Arrival Luxembourg S.à r.l., 4) 8,186,400 ordinary shares by WCPF II Holdings Limited with a payment of a share premium in an amount of EUR 49,181,361.44, paid by a contribution in kind consisting of 14,666,671 preferred A convertible preference shares in Arrival Luxembourg S.à r.l. and 5) 16,454,664 ordinary shares by twelve BlackRock Funds with a payment of a share premium in an amount of EUR 98,854,534.08, paid by a contribution in kind consisting of 29,480,008 preferred A convertible preference shares in Arrival Luxembourg S.à r.l.. All contributions in kind represents a value in an aggregate amount of EUR 260,500,001.39.
On March 23, 2021, the Directors of Arrival Group S.A. resolved to increase the share capital of Arrival Group S.A. by EUR 49,118,385.60 and accept the subscription for the Ordinary Exchange New Shares by the following entities and accept payment for these new shares by contributions in kind consisting in shares in Arrival S.à r.l. with payment of a share premium in an aggregate amount of EUR 4,033,273,470.30 in the following numbers and proportions: 463,275,682 shares by Kinetik S.à r.l. with a payment of a share premium in an amount of EUR 3,858,887,655.60, paid by a contribution in kind consisting of 830,000,000 shares in Arrival S.à r.l., 20,935,750 shares by Arrival S.à r.l. with a payment of a share premium in an amount of EUR 174,385,814.70, paid by a contribution in kind consisting of 37,508,277 shares in Arrival S.à r.l. and 6,972,424 shares by Computershare Trustees (Jersey) Limited with a payment of a share premium in an amount of EUR 58,077,300.30, paid by a contribution in kind consisting of 12,491,723 shares in Arrival S.à r.l.. All contributions in kind represent a value in an aggregate amount of EUR 4,140,469,156.20.

On March 23, 2021, during the Extraordinary General Meeting of Arrival Group S.A. it was resolved to change the name of the company “Arrival Group” to “Arrival”, to reduce the share capital by an amount of EUR 30,000.00 by cancellation of 300,000 shares held by Arrival Luxembourg S.à r.l. and to allocate the amount of the capital reduction to a free reserve. Also, it was resolved to approve the employee participation schemes of Arrival in accordance with the rules of the Arrival Share Option Plan 2020, the Arrival Restricted Share Plan 2020 and the Arrival Incentive Compensation Plan.
On March 24, 2021, the Directors of Arrival resolved to increase the share capital of Arrival by EUR 7,232,226.70 so as to raise to an amount of EUR 60,615,726.70 by issuing 72,322,267 Merger New Shares with a nominal value of EUR 0.10 each having the same rights and privileges as the existing shares and to accept the subscription for the Merger New Shares by persons and entities (the “Subscribers”) and to accept payment for these new shares by contributions in kind consisting in all the class A common stock issued by CIIG Merger Corp. with a par value of USD 0.0001 per share (other than such class A common stock held in treasury by CIIG Merger Corp.) by the stockholders of CIIG Merger Corp. through the merger of ARSNL Merger Sub Inc. into CIIG Merger Corp. with payment of a share premium in an aggregate amount of EUR 602,413,453.14. All contributions in kind represent a value in an aggregate amount of EUR 609,645,679.84.
Following the merger with CIIG, the listing on NASDAQ of Arrivals’ shares completed on March 25, 2021.